Loans - Summary of Allowance for Credit Losses under IFRS 9 (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about borrowings [line items]
Expected credit losses	$ 2,044	$ 1,741
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Expected credit losses	775	557	$ 588
Stage 3 [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of detailed information about borrowings [line items]
Expected credit losses	646	482
Stage 3 [member] | Business and government [member] | Financial instruments credit-impaired [member] | Lifetime expected credit losses [member]
Disclosure of detailed information about borrowings [line items]
Expected credit losses	$ 378	230	$ 204
Stage 3 [member] | Business and government [member] | Financial instruments credit-impaired [member] | IFRS9 [member] | BARBADOS | Lifetime expected credit losses [member]
Disclosure of detailed information about borrowings [line items]
Expected credit losses		$ 48